Offsets	Aug. 15, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Westport Fuel Systems, Inc.
Form or Filing Type	F-10
File Number	333-271271
Initial Filing Date	Apr. 14, 2023
Fee Offset Claimed	$ 15,310
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Unallocated (Universal Shelf)
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 200,000,000
Termination / Withdrawal Statement	On April 14, 2023, the Registrant filed a registration statement on Form F-10 (Registration No. 333-271271) (the “Prior Registration Statement”) and made a contemporaneous filing fee payment of U.S.$17,249.00 to cover fees not offset by prior filings. Securities with an aggregate offering price of U.S.$200,000,000 currently remain unsold under the Prior Registration Statement. Pursuant to Rule 457(p), the Registrant is offsetting U.S.$15,310. The Registrant has terminated or completed any offering that included the unsold securities under the Prior Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Westport Fuel Systems, Inc.
Form or Filing Type	F-10
File Number	333-271271
Filing Date	Apr. 14, 2023
Fee Paid with Fee Offset Source	$ 17,249